Equity - Transactions related to capital reduction (Detail) - EUR (€) € / shares in Units, € in Millions			1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Repurchase Program [Line Items]
Amount paid						€ 60	€ 0	€ 24
Cancellation of treasury shares (in shares)			4,400,000
Cancellation of treasury shares			€ 167
Capital reduction program
Share Repurchase Program [Line Items]
Number of treasury shares acquired (in shares)	19,600,000	15,100,000		800,000	21,000,000	4,437,164	12,964,445	2,938,248
Average market price (in EUR per share)						€ 37.56	€ 37.25	€ 36.61
Amount paid						€ 167	€ 483	€ 108
Cancellation of treasury shares (in shares)						4,437,164	15,134,054	8,758,455
Cancellation of treasury shares						€ 167	€ 566	€ 299
Total shares in treasury at year-end (in shares)								2,169,609
Total cost								€ 83